UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10075
                                                    --------------

                             UBS Sequoia Fund L.L.C.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
              ----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
          UNITED STATES OF AMERICA
          ------------------------
          INVESTMENTS IN SECURITIES (103.47%)
          -----------------------------------
          COMMON STOCK (103.47%)
          ----------------------
          ADVANCED MATERIALS/PRODUCTS (0.78%)
 55,700   Hexel Corp. *                                            $    863,908
                                                                   -------------
          APPLICATIONS SOFTWARE (1.03%)
 72,000   Moldflow Corp. *                                            1,151,280
                                                                   -------------
          BATTERIES/BATTERY SYSTEM (1.14%)
 97,300   EnerSys *                                                   1,274,630
                                                                   -------------
          CIRCUIT BOARDS (3.48%)
259,400   DDi Corp. *                                                   726,320
100,100   SBS Technologies, Inc. *                                    1,116,115
194,600   TTM Technologies, Inc. *                                    2,035,516
                                                                   -------------
                                                                      3,877,951
                                                                   -------------
          COMPUTER SERVICES (0.56%)
 42,100   Pomeroy It Solutions Inc. *                                   628,974
                                                                   -------------
          CONSUMER PRODUCTS - MISCELLANEOUS (6.70%)
 61,000   CNS, Inc.                                                   1,085,800
129,800   Fossil, Inc. *                                              3,365,065
110,200   Helen Of Troy, Ltd. *                                       3,017,276
                                                                   -------------
                                                                      7,468,141
                                                                   -------------
          DISTRIBUTION/WHOLESALE (7.82%)
319,400   Bell Microproducts, Inc. *                                  2,389,112
249,700   Huttig Building Products, Inc. *                            2,729,221
 97,300   Tech Data Corp. *, (a)                                      3,605,938
                                                                   -------------
                                                                      8,724,271
                                                                   -------------
          ELECTRONIC COMPONENTS - MISCELLANEOUS (8.18%)
 24,700   Bel Fuse, Inc.                                                748,410
113,500   Benchmark Electronics, Inc. *, (a)                          3,612,705
162,200   CTS Corp.                                                   2,108,600
 81,100   Jabil Circuit, Inc. *                                       2,312,972
 64,900   Sanmina-SCI Corp. *                                           338,778
                                                                   -------------
                                                                      9,121,465
                                                                   -------------
          ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.45%)
 32,500   Fairchild Semiconductor International, Inc. *                 498,225
                                                                   -------------
          ENTERPRISE SOFTWARE/SERVICES (2.50%)
160,200   SYNNEX Corp. *                                              2,790,684
                                                                   -------------
          FOOD - MISCELLANEOUS/DIVERSIFIED (2.72%)
 64,858   J & J Snack Foods Corp.                                     3,037,300
                                                                   -------------

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
          COMMON STOCK (CONTINUED)
          ------------------------
          HOME FURNISHINGS (0.55%)
 32,500   Hooker Furniture Corp.                                   $    613,925
                                                                   -------------
          HUMAN RESOURCES (0.03%)
  3,300   Kforce, Inc. *                                                 36,267
                                                                   -------------
          INTERNET SECURITY (2.79%)
146,000   Symantec Corp. *                                            3,114,180
                                                                   -------------
          MEDICAL INSTRUMENTS (6.95%)
129,800   Conmed Corp. *                                              3,909,576
 97,500   DJ Orthopedics, Inc. *                                      2,442,375
 32,400   Edwards Lifesciences Corp. *                                1,400,328
                                                                   -------------
                                                                      7,752,279
                                                                   -------------
          MEDICAL LABS & TESTING SERVICES (0.40%)
 32,400   Bio-Reference Laboratories, Inc. *                            451,008
                                                                   -------------
          MEDICAL PRODUCTS (7.84%)
 34,700   Mentor Corp.                                                1,113,870
195,000   Orthofix International NV *, (a)                            7,634,250
                                                                   -------------
                                                                      8,748,120
                                                                   -------------
          NETWORKING PRODUCTS (0.98%)
227,100   Adaptec, Inc. *, (a)                                        1,087,809
                                                                   -------------
          OFFICE AUTOMATION & EQUIPMENT (3.09%)
 97,300   Global Imaging Systems, Inc. *                              3,450,258
                                                                   -------------
          POWER CONVERSION/SUPPLY EQUIPMENT (2.03%)
145,800   C&D Technologies, Inc.                                      1,465,290
113,500   Cherokee International Corp. *                                793,365
                                                                   -------------
                                                                      2,258,655
                                                                   -------------
          PUBLISHING - BOOKS (1.11%)
 52,200   Thomas Nelson, Inc.                                         1,234,530
                                                                   -------------
          RESPIRATORY PRODUCTS (4.81%)
 92,100   Respironics, Inc. *, (a)                                    5,366,667
                                                                   -------------
          RETAIL - APPAREL/SHOE (16.44%)
 97,500   Children's Place *                                          4,655,625
162,500   Finish Line                                                 3,761,875
129,800   JOS. A . Bank Clothiers, Inc. *                             3,803,140
159,500   Stage Stores, Inc. *, (a)                                   6,123,205
                                                                   -------------
                                                                     18,343,845
                                                                   -------------
          RETAIL - COMPUTER EQUIPMENT (0.66%)
 75,100   GTSI Corp. *                                                  732,976
                                                                   -------------
          RETAIL - DISCOUNT (1.51%)
 75,700   Shopko Stores, Inc. *                                       1,682,054
                                                                   -------------

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
          COMMON STOCK (CONTINUED)
          ------------------------
          RETAIL - FABRIC STORE (2.46%)
 97,500   Jo-Ann Stores, Inc. *, (a)                               $  2,738,775
                                                                   -------------
          RETAIL - HOME FURNISHINGS (0.44%)
 32,500   Haverty Furniture Companies, Inc.                             495,625
                                                                   -------------
          RETAIL - MUSIC STORE (1.72%)
130,000   Trans World Entertainment *                                 1,914,900
                                                                   -------------
          RETAIL - REGIONAL DEPARTMENT STORES (1.95%)
120,500   The Bon-Ton Stores, Inc. (a)                                2,179,845
                                                                   -------------
          RETAIL - RESTAURANTS (0.22%)
  8,700   Applebee's International, Inc.                                239,772
                                                                   -------------
          RETAIL - SPORTING GOODS (4.06%)
105,700   Big 5 Sporting Goods Corp.                                  2,610,790
  9,900   Sport Chalet, Inc. *                                          134,155
 65,000   The Sports Authority, Inc. *                                1,787,500
                                                                   -------------
                                                                      4,532,445
                                                                   -------------
          SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (0.67%)
 87,600   Pericom Semiconductor Corp. *                                 750,732
                                                                   -------------
          TELECOMMUNICATIONS EQUIPMENT (4.55%)
 97,500   Comtech Telecommunications *                                5,079,750
                                                                   -------------
          VITAMINS & NUTRITION PRODUCTS (0.05%)
  3,200   Natures Sunshine Products, Inc.                                54,944
                                                                   -------------
          WIRELESS EQUIPMENT (2.80%)
390,000   Powerwave Technologies, Inc. *                              3,018,600
  5,800   ViaSat, Inc. *                                                108,402
                                                                   -------------
                                                                      3,127,002
                                                                   -------------
          TOTAL COMMON STOCK (Cost $104,601,737)                    115,423,192
                                                                   -------------
          INVESTMENTS IN SECURITIES (Cost $104,601,737)             115,423,192
                                                                   -------------

          SECURITIES SOLD, NOT YET PURCHASED ((17.39)%)
          ---------------------------------------------
          COMMON STOCK SOLD, NOT YET PURCHASED ((17.39)%)
          -----------------------------------------------
          APPLIANCES ((0.03)%)
 (6,500)  Applica, Inc. *                                               (32,890)
                                                                   -------------
          BATTERIES/BATTERY SYSTEM ((0.46)%)
(22,700)  Energy Conversion Devices, Inc. *                            (515,971)
                                                                   -------------
          CHEMICALS - SPECIALTY ((0.27)%)
(13,459)  Symyx Technologies *                                         (296,771)
                                                                   -------------

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
          COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
          ------------------------------------------------
          CIRCUIT BOARDS ((0.03)%)
 (3,400)  Merix Corp. *                                            $    (38,114)
                                                                   -------------
          COMMERCIAL SERVICES ((0.32)%)
 (9,700)  CoStar Group, Inc. *                                         (357,445)
                                                                   -------------
          COMMUNICATION SOFTWARE ((0.19)%)
(19,500)  Ulticom, Inc. *                                              (217,035)
                                                                   -------------
          COMPUTER SERVICES ((0.54)%)
(13,000)  Cognizant Technology Solutions Corp. *                       (600,600)
                                                                   -------------
          COMPUTERS - PERIPHERAL EQUIPMENT ((0.48)%)
(45,400)  Immersion Corp. *                                            (272,399)
(16,200)  Printronix, Inc. *                                           (260,820)
                                                                   -------------
                                                                       (533,219)
                                                                   -------------
          CONSULTING SERVICES ((0.20)%)
(10,700)  Huron Consulting Group, Inc. *                               (221,597)
                                                                   -------------
          CONSUMER PRODUCTS - MISCELLANEOUS ((0.13)%)
 (3,200)  Jarden Corp. *                                               (146,816)
                                                                   -------------
          DISTRIBUTION/WHOLESALE ((0.71)%)
(16,200)  Beacon Roofing Supply, Inc. *                                (354,537)
 (9,700)  Building Material Holding Corp. *                            (431,456)
                                                                   -------------
                                                                       (785,993)
                                                                   -------------
          DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES ((0.55)%)
(22,700)  Viad Corp. *                                                 (610,630)
                                                                   -------------
          DRUG DELIVERY SYSTEMS ((0.02)%)
 (6,500)  DepoMed, Inc. *                                               (25,610)
                                                                   -------------
          E-COMMERCE/PRODUCTS ((0.02)%)
 (3,600)  Odimo, Inc. *                                                 (22,356)
                                                                   -------------
          ENERGY - ALTERNATIVE SOURCES ((0.33)%)
(26,000)  FuelCell Energy, Inc. *                                      (259,480)
(16,200)  Plug Power, Inc. *                                           (106,920)
                                                                   -------------
                                                                       (366,400)
                                                                   -------------
          ENTERPRISE SOFTWARE/SERVICES ((0.96)%)
(16,200)  Concord Communications, Inc. *                               (163,944)
(26,000)  Concur Technologies, Inc. *                                  (211,120)
(19,500)  Informatica Corp. *                                          (161,265)
 (9,700)  Manugistics Group, Inc. *                                     (16,296)
(32,400)  Ultimate Software Group, Inc. *                              (517,752)
                                                                   -------------
                                                                     (1,070,377)
                                                                   -------------
          ENVIRONMENTAL CONSULTING&ENGINEERING ((0.07)%)
 (6,500)  Tetra Tech, Inc. *                                            (82,030)
                                                                   -------------

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
          COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
          ------------------------------------------------
          FINANCE - INVESTMENT BANKER/BROKER ((0.13)%)
(16,200)  First Albany Co., Inc. *                                 $   (148,392)
                                                                   -------------
          FOOD - MISCELLANEOUS/DIVERSIFIED ((0.32)%)
(13,000)  American Italian Pasta Co.-A *                               (356,200)
                                                                   -------------
          FOOTWEAR & RELATED APPAREL ((0.33)%)
 (3,200)  Deckers Outdoor Corp. *                                      (114,368)
 (9,700)  Rocky Shoes & Boots, Inc. *                                  (257,535)
                                                                   -------------
                                                                       (371,903)
                                                                   -------------
          IDENTIFICATION SYSTEMS/DEVICES ((0.03)%)
 (6,500)  Identix, Inc. *                                               (32,825)
                                                                   -------------
          INTERNET INFRASTRUCTURE SOFTWARE ((0.44)%)
 (9,700)  F5 Networks, Inc. *                                          (489,753)
                                                                   -------------
          MEDICAL - BIOMEDICAL/GENETICS ((1.14)%)
(16,200)  Advanced Magnetics, Inc. *                                   (142,236)
(26,000)  ICOS Corp. *                                                 (583,960)
(22,700)  Medimmune, Inc. *                                            (540,487)
                                                                   -------------
                                                                     (1,266,683)
                                                                   -------------
          MEDICAL - DRUGS ((0.12)%)
(22,700)  Accelrys, Inc. *                                             (134,611)
                                                                   -------------
          MEDICAL - HOSPITALS ((0.31)%)
(16,200)  Symbion, Inc. *                                              (346,194)
                                                                   -------------
          MEDICAL - IMAGING SYSTEMS ((0.31)%)
(22,700)  Vital Images, Inc. *                                         (342,770)
                                                                   -------------
          MEDICAL INFORMATION SYSTEMS ((0.45)%)
(32,400)  Eclipsys Corp. *                                             (501,552)
                                                                   -------------
          MEDICAL PRODUCTS ((0.03)%)
 (6,500)  Sonic Innovations, Inc. *                                     (36,270)
                                                                   -------------
          NETWORKING PRODUCTS ((0.19)%)
 (9,700)  Juniper Networks, Inc. *                                     (213,982)
                                                                   -------------
          PATIENT MONITORING EQUIPMENT ((0.38)%)
(32,400)  Somanetics Corp. *                                           (428,228)
                                                                   -------------
          POWER CONVERSION/SUPPLY EQUIPMENT ((0.08)%)
(26,000)  Active Power, Inc. *                                          (84,240)
                                                                   -------------
          RETAIL - APPAREL/SHOE ((1.70)%)
(38,900)  Charlotte Russe Holding, Inc. *                              (502,588)
(16,200)  Chico's FAS, Inc. *                                          (457,812)
(16,200)  Pacific Sunwear Of California *                              (453,276)

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
          COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
          ------------------------------------------------
          RETAIL - APPAREL/SHOE (CONTINUED)
(19,500)  Too, Inc. *                                              $   (481,065)
                                                                   -------------
                                                                     (1,894,741)
                                                                   -------------
          RETAIL - BEDDING ((0.58)%)
(26,000)  Linens 'N Things, Inc. *                                     (645,580)
                                                                   -------------
          RETAIL - CATALOG SHOPPING ((0.67)%)
(39,000)  Coldwater Creek, Inc. *                                      (720,720)
 (3,300)  RedEnvelope, Inc. *                                           (26,301)
                                                                   -------------
                                                                       (747,021)
                                                                   -------------
          RETAIL - HOME FURNISHINGS ((0.41)%)
(29,200)  Design Within Reach, Inc. *                                  (459,462)
                                                                   -------------
          RETAIL - MAJOR DEPARTMENT STORES ((0.38)%)
 (3,200)  Sears Holdings Corp. *                                       (426,144)
                                                                   -------------
          RETAIL - RESTAURANTS ((1.56)%)
(13,000)  BJ's Restaurants, Inc. *                                     (252,070)
(16,200)  Buffalo Wild Wings, Inc. *                                   (612,846)
(29,200)  McCormick & Schmick's Seafood Restaurants, Inc. *            (488,224)
 (6,500)  PF Chang's China Bistro, Inc. *                              (388,700)
                                                                   -------------
                                                                     (1,741,840)
                                                                   -------------
          SCHOOLS ((1.43)%)
(16,200)  Corinthian Colleges, Inc. *                                  (254,664)
 (9,800)  DeVry, Inc. *                                                (185,416)
(29,200)  Learning Tree International, Inc. *                          (420,772)
 (6,500)  Strayer Education, Inc. *                                    (736,580)
                                                                   -------------
                                                                     (1,597,432)
                                                                   -------------
          TELECOMMUNICATIONS EQUIPMENT ((0.01)%)
 (1,600)  NMS Communications Corp. *                                     (6,864)
                                                                   -------------
          THERAPEUTICS ((0.46)%)
(19,500)  Mannkind Corp. *                                             (277,485)
(32,400)  Medarex, Inc. *                                              (231,012)
                                                                   -------------
                                                                       (508,497)
                                                                   -------------
          TRANSPORTATION - MARINE ((0.34)%)
(19,500)  Dryships, Inc. *                                             (380,055)
                                                                   -------------
          WIRELESS EQUIPMENT ((0.28)%)
(41,900)  Vyyo, Inc. *                                                 (311,317)
                                                                   -------------
          TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
            (Cost $(17,272,310))                                    (19,396,410)
                                                                   -------------

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
          SECURITIES SOLD, NOT YET PURCHASED
            (PROCEEDS $(17,272,310))                                (19,396,410)
                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD,
  NOT YET PURCHASED -- 86.08%                                        96,026,782
                                                                   -------------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 13.92%                15,524,615
                                                                   -------------
TOTAL NET ASSETS -- 100.00%                                        $111,551,397
                                                                   =============

*  Non-income producing securitiy
(a) Partially or wholly held ($ 15,733,798 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     UBS Sequoia Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date             May 16, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date             May 16, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date             May 16, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.